Consolidated Statements of Comprehensive Loss (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
ORGANOCLAY SALES	$ 4,843	$ 4,290
COST OF SALES
Production costs	(5,681)	(5,339)
Depreciation	(1,119)	(764)
Total cost of sales	(6,800)	(6,103)
GROSS LOSS	(1,957)	(1,813)
EXPENSES
Exploration expenditures	(10,015)	(4,339)
Organoclay research and development	(578)	(423)
General and administrative	(9,419)	(7,296)
Stock-based compensation	(4,616)	(11,412)
Share of loss in Joint Venture	(347)	(4,850)
Gain on increase of interest in Joint Venture	6,104
Impairment of Organoclay property, plant and equipment	(11,580)
Transaction costs	(974)
Total expenses	(31,425)	(28,320)
OTHER ITEMS
Foreign exchange gain/(loss)	3,828	(3,759)
Other income	1,287	642
Total other items	5,115	(3,117)
NET LOSS	(28,267)	(33,250)
OTHER COMPREHENSIVE LOSS ITEMS THAT MAY BE RECLASSIFIED SUBSEQUENTLY TO NET LOSS
Unrealized (loss)/gain on translation to reporting currency	(4,179)	2,010
TOTAL COMPREHENSIVE LOSS	$ (32,446)	$ (31,240)
LOSS PER SHARE - BASIC AND DILUTED	$ (0.32)	$ (0.44)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING- BASIC AND DILUTED	88,598	75,979